Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 41,527	$ 42,452
Additional recognition, goodwill	162	128
Impairment	(165)	0
Intangible Assets With Indefinite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	39,395	40,217
Intangible Assets With Finite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 2,132	$ 2,235